STOCKHOLDERS' DEFICIT - Common Stock (Details)	Dec. 27, 2022 shares	Sep. 07, 2022 shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized			72,000,000	72,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			10,782,091	9,999,051
Common stock, shares outstanding			10,782,091	9,999,051
Class A Common stock | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, number of votes per share | Vote			1
Temporary equity, shares issued			316,188	33,421,570
Temporary equity, shares outstanding			316,188	33,421,570
Common Class A Subject To Redemption
STOCKHOLDERS' DEFICIT
Common stock, shares authorized			500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			0	0
Common stock, shares outstanding			0	0
Common Class A Subject To Redemption | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Temporary equity, shares outstanding			316,188	33,421,570
Number of shares redeemed	2,916,653	30,188,729
Class B Common stock | Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
Common stock, shares authorized			50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Common stock, shares issued			8,355,393	8,355,393
Common stock, shares outstanding			8,355,393	8,355,393